Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 29, 2023	Mar. 31, 2024	Dec. 31, 2023	Jun. 02, 2023	Dec. 31, 2022	Oct. 31, 2022
Summary of Significant Accounting Policies
Investment maturity period		185 days	185 days
Interest rate on deposits	4.50%	4.50%
Cash equivalents		$ 0	$ 0		$ 0
Minimum percentage of shares that can be redeemed without prior consent of the Company		15.00%	15.00%
Unrecognized tax benefits		$ 0	$ 0
Amount accrued for payment of interest and penalties		$ 0	0		$ 0
Maximum
Summary of Significant Accounting Policies
Interest to pay dissolution expenses	$ 100,000		$ 100,000
Public Warrants
Summary of Significant Accounting Policies
Common stock, par value (in dollars per share)				$ 0.04		$ 0.02
Warrants issued, excluded from per share, amount		18,750,000	18,750,000
Private Placement Warrants
Summary of Significant Accounting Policies
Warrants issued, excluded from per share, amount		11,333,333	11,333,333
Class A common stock
Summary of Significant Accounting Policies
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001